Note 25 - Post-employment and other employee benefit commitments (Tables)	12 Months Ended
Dec. 31, 2020
Post-employment and other employee benefit commitments
Table Of Net Defined Benefit Liability Asset Explanatory
Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2020	2019	2018
Pension commitments		4.539	5.050	4.678
Early retirement commitments		1.247	1.486	1.793
Medical benefits commitments		1.562	1.580	1.114
Other long term employee benefits		49	61	62
Total commitments		7.398	8.177	7.647
Pension plan assets		1.608	1.961	1.694
Medical benefit plan assets		1.484	1.532	1.146
Total plan assets (1)		3.092	3.493	2.840

Total net liability / asset		4.305	4.684	4.807
Of which: Net asset on the consolidated balance sheet (2)		(16)	(8)	(41)
Of which: +Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	4.272	4.631	4.787
Of which: Net liability on the consolidated balance sheet for other long term employee benefits (4)	24	49	61	62

Consolidated Income Statement Impact
Consolidated income statement impact (Millions of Euros)
	Notes	2020	2019	2018
Interest and other expense		44	63	77
Interest expense		265	293	282
Interest income		(220)	(230)	(206)
Personnel expense		121	143	130
Defined contribution plan expense	44.1	72	95	72
Defined benefit plan expense	44.1	49	49	58
Provisions or (reversal) of provisions	46	210	213	125
Early retirement expense		224	190	141
Past service cost expense		(8)	18	(33)
Remeasurements (*)		(11)	7	(10)
Other provision expense		4	(1)	28
Total impact on consolidated income statement: debit (credit)		375	419	332

Disclosure of equity impact explanatory
Equity impact (Millions of Euros)
	2020	2019	2018
Defined benefit plans	161	254	81
Post-employment medical benefits	30	74	(47)
Total impact on equity: debit (credit)	191	329	34

Table Of Defined Benefit Plans
Defined benefits (Millions of Euros)
		2020			2019			2018
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	8.116	3.493	4.622	7.585	2.839	4.746	8.384	3.006	5.378
Current service cost	53	-	53	52	-	52	61	-	61
Interest income/expense	261	219	42	290	230	60	279	206	74
Contributions by plan participants	4	4	-	4	4	-	4	3	1
Employer contributions	-	124	(124)	-	65	(65)	-	103	(103)
Past service costs (1)	219	-	219	210	-	210	109	-	109
Remeasurements:	364	176	187	783	454	329	(263)	(286)	21
Return on plan assets (2)	-	176	(176)	-	454	(454)	-	(286)	286
From changes in demographic assumptions	57	-	57	(15)	-	(15)	14	-	14
From changes in financial assumptions	276	-	276	688	-	688	(274)	-	(274)
Other actuarial gains and losses	30	-	30	110	-	110	(3)	-	(3)
Benefit payments	(839)	(185)	(654)	(905)	(187)	(718)	(979)	(200)	(779)
Business combinations and disposals (*)	(371)	(327)	(44)	15	12	3	13	11	2
Effect on changes in foreign exchange rates	(459)	(409)	(50)	63	69	(6)	(31)	(9)	(22)
Other effects	1	(3)	4	19	6	13	10	6	4
Balance at the end	7.348	3.092	4.256	8.116	3.493	4.623	7.585	2.840	4.745
Of which: Spain	4.288	249	4.039	4.592	266	4.326	4.807	260	4.547
Of which: Mexico	2.219	2.122	97	2.231	2.124	107	1.615	1.587	28
Of which: The United States	-	-	-	375	323	52	326	287	39
Of which: Turkey	367	282	85	444	359	86	422	339	83

Disclosure of actuarial assumptions Explanatory
Actuarial assumptions (%)
	2020			2019				2018
	Spain	Mexico	Turkey	Spain	Mexico	The United States	Turkey	Spain	Mexico	The United States	Turkey
Discount rate	0,53%	8,37%	13,00%	0,68%	9,04%	3,24%	12,50%	1,28%	10,45%	4,23%	16,30%
Rate of salary increase	-	4,00%	11,20%	-	4,75%	-	9,70%	-	4,75%	-	14,00%
Rate of pension increase	-	1,94%	9,70%	-	2,47%	-	8,20%	-	2,51%	-	12,50%
Medical cost trend rate	-	7,00%	13,90%	-	7,00%	-	12,40%	-	7,00%	-	16,70%
Mortality tables	PER 2020	EMSSA09	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001

Disclosure of Sensitivity Analysis
Sensitivity analysis (Millions of Euros)
	Basis points change	2020		2019		2018
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(354)	390	(367)	405	(298)	332
Rate of salary increase	50	4	(4)	3	(3)	3	(3)
Rate of pension increase	50	29	(27)	27	(26)	19	(18)
Medical cost trend rate	50	145	(129)	169	(133)	115	(91)
Change in obligation from each additional year of longevity	-	211	-	137	-	108	-

Table Of Defined Benefit Plans By Geography
Post-employment commitments 2020 (Millions of Euros)
	Spain	Mexico	The United States	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	4.592	664	375	444	460
Current service cost	5	5	1	18	3
Interest income or expense	30	50	12	45	7
Contributions by plan participants	-	-	-	4	-
Past service costs (1)	224	(1)	-	2	3
Remeasurements:	136	93	31	(4)	12
From changes in demographic assumptions	60	-	(3)	-	-
From changes in financial assumptions	79	(19)	34	54	17
Other actuarial gains and losses	(3)	112	-	(59)	(5)
Benefit payments	(703)	(58)	(15)	(15)	(12)
Business combinations and disposals	-	-	(371)	-	-
Effect on changes in foreign exchange rates	-	(87)	(32)	(126)	(9)
Other effects	3	-	(1)	-	(1)
Balance at the end	4.288	666	-	367	465
Of which: Vested benefit obligation relating to current employees	4.198
Of which: Vested benefit obligation relating to retired employees	90

Plan assets
Balance at the beginning	266	592	323	359	422
Interest income or expense	2	44	10	37	6
Contributions by plan participants	-	-	-	4	-
Employer contributions	-	86	-	14	1
Remeasurements:	41	31	35	(23)	26
Return on plan assets (2)	41	31	35	(23)	26
Benefit payments	(60)	(57)	(13)	(8)	(11)
Business combinations and disposals	-	19	(327)	-	-
Effect on changes in foreign exchange rates	-	(77)	(27)	(100)	(5)
Other effects	-	-	(1)	-	(1)
Balance at the end	249	638	-	282	439

Net liability (asset)
Balance at the beginning	4.326	72	52	86	38
Current service cost	5	5	1	18	3
Interest income or expense	28	6	2	8	1
Employer contributions	-	(86)	-	(14)	(1)
Past service costs (1)	224	(1)	-	2	3
Remeasurements:	95	62	(4)	18	(14)
Return on plan assets (2)	(41)	(31)	(35)	23	(26)
From changes in demographic assumptions	60	-	(3)	-	-
From changes in financial assumptions	79	(19)	34	54	17
Other actuarial gains and losses	(3)	112	-	(59)	(5)
Benefit payments	(643)	(1)	(2)	(6)	(1)
Business combinations and disposals	-	(19)	(44)	-	-
Effect on changes in foreign exchange rates	-	(10)	(5)	(26)	(4)
Other effects	3	-	-	-	-
Balance at the end	4.039	28	-	85	27

Table Of Defined Benefit Commitments
Post-employment commitments (Millions of Euros)
	2019: Net liability (asset)					2018: Net liability (asset)
	Spain	Mexico	The United States	Turkey	Rest of the world	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	4.547	71	39	83	36	5.122	(18)	51	96	36
Current service cost	4	4	-	20	3	4	5	-	21	4
Interest income or expense	42	9	-	11	3	59	(2)	-	8	2
Contributions by plan participants	-	-	-	-	-	-	-	-	-	1
Employer contributions	-	(47)	(3)	(14)	(1)	-	-	(2)	(13)	(18)
Past service costs (1)	190	15	-	3	2	148	(1)	-	2	2
Remeasurements:	231	9	16	2	(1)	(28)	88	(11)	3	14
Return on plan assets (2)	(67)	(90)	(28)	5	(50)	4	70	17	21	11
From changes in demographic assumptions	-	-	-	(13)	(2)	-	-	(1)	-	15
From changes in financial assumptions	239	87	42	(41)	52	-	(9)	(28)	(45)	(12)
Other actuarial gains and losses	59	12	2	51	(1)	(32)	27	1	29	-
Benefit payments	(702)	(1)	(2)	(11)	(3)	(763)	-	(2)	(11)	(3)
Business combinations and disposals	-	7	3	-	-	-	-	2	-	-
Effect on changes in foreign exchange rates	-	5	-	(9)	1	-	(1)	2	(26)	(1)
Other effects	14	-	(1)	-	-	5	-	(1)	-	-
Balance at the end	4.326	72	52	86	38	4.547	71	39	83	36

Disclosure Of Medical Benefit Commitments
Medical benefits commitments
	2020			2019			2018
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1.580	1.532	48	1.114	1.146	(32)	1.204	1.114	91
Current service cost	21	-	21	21	-	21	27	-	27
Interest income or expense	117	120	(3)	119	123	(4)	116	109	8
Employer contributions	-	22	(22)	-	-	-	-	71	(71)
Past service costs (1)	(8)	-	(8)	-	-	-	(42)	-	(42)
Remeasurements:	95	66	30	298	224	74	(210)	(164)	(47)
Return on plan assets (2)	-	66	(66)	-	224	(224)	-	(164)	164
From changes in financial assumptions	110	-	110	311	-	311	(182)	-	(182)
Other actuarial gain and losses	(15)	-	(15)	(13)	-	(13)	(28)	-	(28)
Benefit payments	(37)	(37)	-	(39)	(39)	(1)	(34)	(33)	(1)
Business combinations and disposals	-	(19)	19	-	7	(7)	-	-	-
Effect on changes in foreign exchange rates	(207)	(201)	(6)	68	71	(2)	62	59	3
Other effects	-	-	-	(1)	-	(1)	(9)	(9)	-
Balance at the end	1.562	1.484	77	1.580	1.532	48	1.114	1.146	(32)

Disclosure Of Estimated Benefit Payments
Estimated benefit payments (Millions of Euros)
	2021	2022	2023	2024	2025	2026-2030
Commitments in Spain	556	474	388	313	257	856
Commitments in Mexico	111	110	114	121	129	774
Commitments in Turkey	16	18	16	18	22	180
Total	683	602	518	452	408	1.810

Disclosure Of Plan Of Assets Breakdown
Plan assets breakdown (Millions of Euros)
	2020	2019	2018
Cash or cash equivalents	38	56	26
Debt securities (government bonds)	2.707	2.668	2.080
Mutual funds	1	2	2
Insurance contracts	140	142	132
Total	2.887	2.869	2.241
Of which: Bank account in BBVA	4	4	3

Table of Investments in Listed Markets
Investments in listed markets
	2020	2019	2018
Cash or cash equivalents	38	56	26
Debt securities (Government bonds)	2.707	2.668	2.080
Mutual funds	1	2	2
Total	2.747	2.727	2.109
Of which: Bank account in BBVA	4	4	3